Borrowings - Summary (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	Mar. 15, 2024	Jan. 29, 2024	Jan. 12, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 07, 2023 USD ($)	Jul. 14, 2023 USD ($)	May 09, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)
Borrowings
Borrowings, Principal					$ 9,851.2							$ 8,673.5
Carrying value					9,723.5							8,624.9			$ 7,753.0
Fair value					$ 9,490.0							8,049.8
4.95% due March 3, 2025 (Cdn$348.6)
Borrowings
Interest rate				4.95%	4.95%	4.95%	4.95%
Notes Payable
Borrowings
Borrowings, Principal					$ 660.0
Carrying value					579.2
Fair value					579.2
Holding company
Borrowings
Borrowings, Principal					7,053.6							5,932.6
Carrying value					6,928.9							5,887.6			5,338.6
Fair value					$ 6,811.2							$ 5,454.6
Holding company | 4.875% due August 13, 2024
Borrowings
Interest rate		4.875%		4.875%	4.875%	4.875%	4.875%				4.875%	4.875%	4.875%
Borrowings, Principal					$ 279.3							$ 282.5
Carrying value					279.0							281.6
Fair value					$ 277.5							$ 277.0
Holding company | 4.95% due March 3, 2025 (Cdn$348.6)
Borrowings
Interest rate	4.95%			4.95%	4.95%	4.95%	4.95%				4.95%	4.95%	4.95%
Borrowings, Principal					$ 264.3	$ 348.6						$ 258.3	$ 348.6
Carrying value					263.7							257.2
Fair value					$ 264.3							$ 255.2
Holding company | 8.30% due April 15, 2026
Borrowings
Interest rate				8.30%	8.30%	8.30%	8.30%				8.30%	8.30%	8.30%
Borrowings, Principal					$ 91.8							$ 91.8
Carrying value					91.8							91.7
Fair value					$ 97.1							$ 98.2
Holding company | 4.70% due December 16, 2026 (Cdn$450.0)
Borrowings
Interest rate				4.70%	4.70%	4.70%	4.70%				4.70%	4.70%	4.70%
Borrowings, Principal					$ 341.3	$ 450.0						$ 332.1	$ 450.0
Carrying value					340.4							331.0
Fair value					$ 339.9							$ 323.7
Holding company | 4.25% due December 6, 2027 (Cdn$650.0)
Borrowings
Interest rate				4.25%	4.25%	4.25%	4.25%				4.25%	4.25%	4.25%
Borrowings, Principal					$ 492.9	$ 650.0						$ 479.7	$ 650.0
Carrying value					492.0							478.6
Fair value					$ 486.4							$ 455.8
Holding company | 2.75% due March 29, 2028 (750.0 EUR)
Borrowings
Interest rate				2.75%	2.75%	2.75%	2.75%				2.75%	2.75%	2.75%
Borrowings, Principal					$ 828.5		€ 750.0					$ 800.5
Carrying value					821.5							792.2
Fair value					$ 791.9							$ 698.3
Holding company | 4.85% due April 17, 2028
Borrowings
Interest rate				4.85%	4.85%	4.85%	4.85%				4.85%	4.85%	4.85%
Borrowings, Principal					$ 600.0							$ 600.0
Carrying value					597.5							596.9
Fair value					$ 592.7							$ 568.1
Holding company | 4.23% due June 14, 2029 (Cdn$500.0)
Borrowings
Interest rate				4.23%	4.23%	4.23%	4.23%				4.23%	4.23%	4.23%
Borrowings, Principal					$ 379.2	$ 500.0						$ 369.0	$ 500.0
Carrying value					378.1							367.7
Fair value					$ 371.6							$ 342.7
Holding company | 4.625% due April 29, 2030
Borrowings
Interest rate				4.625%	4.625%	4.625%	4.625%				4.625%	4.625%	4.625%
Borrowings, Principal					$ 650.0							$ 650.0
Carrying value					646.8							646.4
Fair value					$ 627.3							$ 591.1
Holding company | 3.375% due March 3, 2031
Borrowings
Interest rate				3.375%	3.375%	3.375%	3.375%				3.375%	3.375%	3.375%
Borrowings, Principal					$ 596.8							$ 600.0
Carrying value					585.2							586.8
Fair value					$ 527.0							$ 492.8
Holding company | 3.95% due March 3, 2031 (Cdn$850.0)
Borrowings
Interest rate				3.95%	3.95%	3.95%	3.95%				3.95%	3.95%	3.95%
Borrowings, Principal					$ 637.0	$ 840.0						$ 627.4	$ 840.0
Carrying value					633.4							623.2
Fair value					$ 598.9							549.4
Holding company | 5.625% due August 16, 2032
Borrowings
Interest rate				5.625%	5.625%	5.625%	5.625%
Borrowings, Principal					$ 741.2							750.0
Carrying value					735.6							743.6
Fair value					$ 742.5							$ 707.1
Holding company | 6.00% due December 7, 2033
Borrowings
Interest rate				6.00%	6.00%	6.00%	6.00%	6.00%
Borrowings, Principal			$ 200.0		$ 400.0			$ 400.0
Carrying value					394.0
Fair value					$ 410.6
Holding company | 7.75% due July 15, 2037
Borrowings
Interest rate				7.75%	7.75%	7.75%	7.75%				7.75%	7.75%	7.75%
Borrowings, Principal					$ 91.3							$ 91.3
Carrying value					90.7							90.7
Fair value					104.3							95.2
Holding company | Revolving Credit Facility
Borrowings
Borrowings, Principal									$ 2,000.0
Insurance and reinsurance companies
Borrowings
Borrowings, Principal					891.3							727.7
Carrying value					895.6							733.4			790.7
Fair value					$ 836.2							$ 663.7
Insurance and reinsurance companies | Allied World 4.35% senior notes due October 29, 2025
Borrowings
Interest rate				4.35%	4.35%	4.35%	4.35%				4.35%	4.35%	4.35%
Borrowings, Principal					$ 500.0							$ 500.0
Carrying value					501.8							502.9
Fair value					488.0							477.7
Insurance and reinsurance companies | Allied World revolving credit facility and other borrowings
Borrowings
Borrowings, Principal					18.0							16.8
Carrying value					20.6							19.8
Fair value					19.5							$ 16.9
Insurance and reinsurance companies | Gulf Insurance floating rate long term loans due 2027
Borrowings
Borrowings, Principal					172.9
Carrying value					172.9
Fair value					$ 171.9
Insurance and reinsurance companies | Zenith National 8.55% debentures due August 1, 2028
Borrowings
Interest rate				8.55%	8.55%	8.55%	8.55%				8.55%	8.55%	8.55%
Borrowings, Principal					$ 38.5							$ 38.5
Carrying value					38.4							38.3
Fair value					$ 38.5							$ 38.5
Insurance and reinsurance companies | Brit 3.6757% subordinated notes due December 9, 2030 (£127.0)
Borrowings
Interest rate				3.6757%	3.6757%	3.6757%	3.6757%				3.6757%	3.6757%	3.6757%
Borrowings, Principal				£ 127.0	$ 161.9						£ 127.0	$ 162.4
Carrying value					161.9							162.4
Fair value					118.3							120.6
Insurance and reinsurance companies | Brit floating rate revolving credit facility
Borrowings
Borrowings, Principal										$ 550.0		10.0
Carrying value												10.0
Fair value												10.0
Non-insurance companies
Borrowings
Borrowings, Principal					1,906.3							2,013.2
Carrying value					1,899.0							2,003.9		$ 1,623.7	$ 1,623.7
Fair value					$ 1,842.6							$ 1,931.5
Non-insurance companies | Fairfax India 5.00% unsecured senior notes due 2028
Borrowings
Interest rate				5.00%	5.00%	5.00%	5.00%				5.00%	5.00%	5.00%
Borrowings, Principal					$ 441.6							$ 441.6
Carrying value					439.4							438.9
Fair value					399.4							400.7
Non-insurance companies | Fairfax India subsidiary borrowings
Borrowings
Borrowings, Principal					75.8							122.6
Carrying value					75.8							122.2
Fair value					75.8							122.2
Non-insurance companies | AGT credit facilities, senior notes and loans
Borrowings
Borrowings, Principal					493.5							511.9
Carrying value					491.0							508.4
Fair value					488.0							498.8
Non-insurance companies | Recipe term loans and credit facilities
Borrowings
Borrowings, Principal					400.2							464.0
Carrying value					398.2							461.5
Fair value					384.8							436.7
Non-insurance companies | Grivalia bond loans and term loans
Borrowings
Borrowings, Principal					205.8							111.3
Carrying value					205.2							111.3
Fair value					205.2							111.3
Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Borrowings
Borrowings, Principal					289.4							361.8
Carrying value					289.4							361.6
Fair value					$ 289.4							$ 361.8